Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
February 28, 2011
VIA EDGAR
US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
On behalf of our client, Rydex Dynamic Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and under the Investment Company Act of 1940, Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 20”). The sole purpose of PEA No. 20 is to reflect a revised fundamental investment policy regarding borrowing, which was previously approved by the shareholders of each series of the Trust.
Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5684 with your questions or comments.
Sincerely,

/s/ Laura E. Flores
Laura Flores